ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Trade payables	$ 663,254	$ 621,292	$ 401,272
Accrued interest	241,072	641,834	401,667
Accrued payroll and related obligations	1,062,246	386,165	260,153
Current portion of operating lease liabilities	145,259	242,650
Other	543,276	323,971	239,134
Total	$ 2,655,107	$ 2,215,912	$ 1,302,226